UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

FRANKLIN HIGH INCOME TRUST

Statement of Investments, February 28, 2017 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 2.6%
Energy 2.3%
[a,b] Alpha Natural Resources Holdings Inc	United States	39,468	$616,159
[a,b] ANR Inc., C1	United States	39,468	616,159
[a] Contura Energy Inc	United States	6,322	420,982
[a,c] Contura Energy Inc., wts., 7/26/23	United States	4,571	—
[a] Energy XXI Gulf Coast Inc	United States	458,346	14,896,245
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	124,561	809,646
[a,d] Goodrich Petroleum Corp	United States	1,049,684	14,485,639
[a,c,d] Goodrich Petroleum Corp., wts., 10/12/26	United States	515,625	7,214,626
[a,b] Halcon Resources Corp	United States	1,889,580	14,869,621
[a] Halcon Resources Corp., wts., 9/09/20	United States	145,844	290,230
[a] Linn Energy LLC, A	United States	423,986	13,991,538
[a] Midstates Petroleum Co. Inc	United States	11,378	226,764
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	80,604	—
[a] Penn Virginia Corp	United States	138,170	6,735,787
[a,e] Penn Virginia Corp., 144A	United States	172,624	8,415,420
[a,d,f] Titan Energy LLC	United States	289,137	6,144,161
[a] W&T Offshore Inc	United States	2,113,965	5,306,052
			95,039,029
Materials 0.0%†
[a] Verso Corp., A	United States	83,362	652,724
[a] Verso Corp., wts., 7/25/23	United States	8,775	—
			652,724
Transportation 0.0%†
[a,c] CEVA Holdings LLC	United States	3,364	437,349
Utilities 0.3%
Vistra Energy Corp	United States	856,299	13,837,792
Total Common Stocks and Other Equity Interests
(Cost $244,428,838)			109,966,894

Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United States	134	44,220
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United States	7,283	1,675,003
Total Convertible Preferred Stocks (Cost $11,036,795)			1,719,223

		Principal
		Amount*

Convertible Bonds (Cost $5,568,759) 0.2%
Energy 0.2%
[d,g] Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt., 13.50%,
8/30/19	United States	$8,250,000	9,198,750
Corporate Bonds 92.4%
Automobiles & Components 1.5%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	17,500,000	18,107,600
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26.	United States	14,400,000	14,724,000
senior note, 5.125%, 11/15/23	United States	15,000,000	15,645,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Automobiles & Components (continued)
[e] International Automotive Components Group SA, senior secured note, 144A,
9.125%, 6/01/18	United States	$14,000,000	$14,070,000
			62,546,600
Banks 4.3%
[h] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual.	United States	42,500,000	44,571,875
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	12,000,000	12,870,000
senior note, 5.00%, 8/15/22	United States	33,650,000	35,753,125
[h] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	45,000,000	47,587,500
[h] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000	15,816,300
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	9,971,874
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,246,520
sub. note, 5.125%, 5/28/24.	United Kingdom	10,000,000	10,165,300
			180,982,494
Capital Goods 4.4%
[e] CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	24,000,000	23,820,000
[e] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	6,100,000	6,710,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	38,000,000	38,142,500
[e] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	36,500,000	39,374,375
[e] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	9,500,000	10,070,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	13,500,000	13,702,500
[e] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	10,400,000	10,686,000
TransDigm Inc.,
[e] senior sub. note, 144A, 6.50%, 5/15/25	United States	10,000,000	10,262,500
senior sub. bond, 6.50%, 7/15/24	United States	8,000,000	8,280,000
senior sub. bond, 6.50%, 5/15/25	United States	4,200,000	4,310,250
senior sub. bond, 6.375%, 6/15/26	United States	8,200,000	8,302,500
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,693,750
			183,354,375
Commercial & Professional Services 1.1%
[c,i] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000	14,892,500
senior bond, 5.875%, 9/15/26	United States	9,600,000	10,128,000
senior bond, 5.50%, 5/15/27.	United States	18,400,000	18,851,904
			43,873,309
Consumer Durables & Apparel 3.6%
[e] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	26,300,000	26,201,375
KB Home,
senior bond, 7.50%, 9/15/22.	United States	23,000,000	25,300,000
senior note, 7.00%, 12/15/21	United States	10,000,000	10,987,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	37,100,000	37,202,025
[e] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.875%, 4/15/23.	United States	12,500,000	13,218,750
senior note, 144A, 5.625%, 3/01/24.	United States	25,000,000	25,875,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	12,000,000	12,810,000
			151,594,650

|2

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services 5.5%
[e] 1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A,
6.00%, 4/01/22.	Canada	$23,500,000	$24,564,550
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	24,750,000
[e,i] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15 .	United States	20,000,000	2,000
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%, 4/15/26	United States	11,500,000	12,060,625
[e] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	24,000,000	26,280,000
senior secured note, 144A, 6.25%, 2/15/22	United States	17,000,000	18,423,750
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	15,600,000	16,053,960
senior note, 144A, 5.25%, 6/01/26	United States	17,700,000	18,341,625
[e] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien, 144A,
6.75%, 11/15/21	United States	25,100,000	26,104,000
[e] Silversea Cruise Finance Ltd., first lien, 144A, 7.25%, 2/01/25.	Bahamas	19,900,000	20,845,250
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	20,000,000	20,350,000
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	21,500,000	22,037,500
			229,813,260
Diversified Financials 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.625%, 10/30/20	Netherlands	5,800,000	6,188,281
senior note, 5.00%, 10/01/21	Netherlands	15,000,000	16,251,525
senior note, 4.625%, 7/01/22	Netherlands	13,400,000	14,322,389
E*TRADE Financial Corp., senior note, 4.625%, 9/15/23	United States	10,000,000	10,359,490
[e] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	10,900,000	10,987,200
Navient Corp.,
senior note, 4.875%, 6/17/19	United States	4,000,000	4,090,000
senior note, 5.00%, 10/26/20	United States	12,500,000	12,590,000
senior note, 5.875%, 3/25/21	United States	5,000,000	5,112,500
senior note, 6.625%, 7/26/21	United States	9,500,000	9,927,500
senior note, 7.25%, 9/25/23	United States	27,780,000	28,613,400
[e] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	16,200,000	16,908,750
senior note, 144A, 5.50%, 2/15/24	Ireland	17,700,000	18,474,375
			153,825,410
Energy 11.1%
[b,i] Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	—
[f,i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	16,900,000	12,168,000
California Resources Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	14,782,000	12,620,133
senior bond, 6.00%, 11/15/24	United States	850,000	658,750
senior note, 5.50%, 9/15/21	United States	411,000	312,360
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	25,100,000	21,774,250
[e] senior note, 144A, 11.50%, 1/15/21.	United States	6,800,000	7,905,000
[i] CGG SA,
senior note, 6.50%, 6/01/21	France	17,100,000	8,250,750
senior note, 6.875%, 1/15/22	France	12,700,000	6,159,500

|3

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[i] Chaparral Energy Inc., senior bond, 7.625%, 11/15/22	United States	$6,700,000	$6,834,000
[i] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000	3,257,000
senior secured note, first lien, 9.25%, 10/15/20.	Canada	37,800,000	19,663,560
[e] Cheniere Corpus Christi Holdings LLC,
senior secured note, 144A, 7.00%, 6/30/24	United States	15,600,000	17,550,000
senior secured note, first lien, 144A, 5.875%, 3/31/25	United States	21,500,000	22,843,750
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	25,000,000	26,187,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior
note, 6.25%, 4/01/23	United States	17,000,000	17,722,500
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	12,900,000	12,513,000
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	6,500,000	7,336,875
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000	16,200,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	17,900,000	19,041,125
[e,g] EnQuest PLC, 144A, PIK, 7.00%, 4/15/22	United Kingdom	20,845,600	16,316,616
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	23,600,000	23,010,000
[e] Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 144A,
8.625%, 6/15/20	United States	6,600,000	6,534,000
[d,g] Goodrich Petroleum Corp., senior secured note, second lien, PIK, 13.50%,
8/30/19	United States	287,718	287,718
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21.	United States	17,000,000	17,361,250
[i] Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note, 7.625%, 5/01/21	United States	12,400,000	5,208,000
senior note, 6.875%, 8/01/22	United States	8,000,000	3,360,000
[e] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	24,500,000	19,263,125
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	14,000,000	14,140,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	22,000,000	23,952,060
first lien, 5.625%, 4/15/23	United States	13,300,000	14,643,566
senior secured note, first lien, 5.625%, 3/01/25.	United States	10,000,000	11,000,000
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000	7,210,000
senior note, 6.125%, 1/15/23	United States	8,000,000	7,720,000
[e,i] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	6,200,000
[e,g] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20	United States	9,182,750	8,084,685
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	8,217,777	5,718,660
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	5,300,000	5,339,750
senior note, 4.50%, 4/15/22	United States	8,500,000	8,170,625
senior note, 8.25%, 6/15/23	United States	9,600,000	10,440,000
WPX Energy Inc., senior note, 6.00%, 1/15/22.	United States	10,000,000	10,287,500
			463,245,608
Food, Beverage & Tobacco 3.4%
[e] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	7,900,000	8,077,750
[e] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	17,890,875
senior note, 144A, 8.25%, 2/01/20	United States	15,000,000	15,450,000
senior note, 144A, 7.25%, 6/01/21	United States	10,000,000	10,350,000

|4

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[e] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	$13,900,000	$14,178,000
senior note, 144A, 4.875%, 11/01/26	United States	17,700,000	18,018,600
[e] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	33,000,000	31,865,625
senior bond, 144A, 5.75%, 3/01/27	United States	5,000,000	5,065,650
senior note, 144A, 6.75%, 12/01/21.	United States	14,000,000	15,032,500
senior note, 144A, 5.50%, 3/01/25	United States	7,500,000	7,659,375
			143,588,375
Health Care Equipment & Services 4.2%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	6,300,000	6,363,000
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	13,300,000	12,568,500
senior note, 6.875%, 2/01/22	United States	4,600,000	4,065,250
senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,048,750
senior secured note, first lien, 5.125%, 8/15/18.	United States	502,000	505,188
[e] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	10,300,000	10,943,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	32,000,000	34,880,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,341,250
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	11,770,000
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	21,125,000
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24.	United States	17,400,000	18,792,000
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,118,750
senior note, 5.00%, 3/01/19	United States	10,700,000	10,760,776
senior note, 8.125%, 4/01/22	United States	12,000,000	12,660,000
senior note, 6.75%, 6/15/23	United States	13,700,000	13,614,375
			176,556,589
Materials 12.3%
[e,g] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23.	Luxembourg	14,000,000	14,630,000
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
[j] senior note, 144A, 6.00%, 2/15/25	Luxembourg	20,000,000	20,200,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	7,271,250
[k] senior secured note, 144A, FRN, 3.963%, 12/15/19	Luxembourg	1,122,072	1,147,319
[e] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	United States	9,600,000	9,816,000
[e] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	27,500,000	29,012,500
[e] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	5,800,000	6,046,993
[e] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	30,971,700
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	7,000,000	7,360,850
The Chemours Co.,
senior bond, 7.00%, 5/15/25.	United States	8,500,000	9,275,625
senior note, 6.625%, 5/15/23	United States	17,000,000	18,211,250
[e] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A,
9.25%, 6/15/23.	United States	22,000,000	23,622,500
[e] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	21,700,000	22,405,250
[e] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	20,000,000	20,600,000
senior note, 144A, 7.00%, 2/15/21	Canada	20,000,000	20,812,500

|5

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[e] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%,
3/01/22	Australia	$18,000,000	$20,880,000
[e] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A,
7.375%, 12/15/23	United States	9,900,000	10,617,750
[e] HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	4,800,000	5,148,000
[e] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	15,700,000	16,190,625
senior note, 144A, 6.25%, 8/15/24	United States	16,000,000	17,000,000
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	13,000,000	13,568,750
senior note, 144A, 5.875%, 8/15/23.	United States	10,000,000	10,756,250
[e] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	7,400,000	8,334,250
senior note, 144A, 6.50%, 2/01/22	United States	25,000,000	26,250,000
[e] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	18,700,000	19,307,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	16,000,000	16,500,000
[e] first lien, 144A, 5.125%, 7/15/23	United States	7,200,000	7,470,000
[e,k] senior secured note, first lien, 144A, FRN, 4.523%, 7/15/21	United States	5,300,000	5,452,375
[e] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	18,000,000	19,260,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	10,000,000	10,625,000
[e] senior bond, 144A, 5.00%, 12/15/26	United States	15,000,000	15,525,000
senior note, 5.125%, 10/01/21	United States	8,500,000	8,808,125
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	25,000,000	28,125,000
[e] Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	United States	11,500,000	12,103,750
			513,306,362
Media 9.6%
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	23,550,000	24,403,687
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000	23,070,864
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22.	United States	5,000,000	5,212,500
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,437,500
[e] senior bond, 144A, 5.375%, 5/01/25	United States	12,000,000	12,600,000
[e] senior bond, 144A, 5.75%, 2/15/26	United States	13,200,000	14,157,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,552,500
senior note, 6.50%, 11/15/22	United States	6,500,000	6,764,030
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,629,375
senior sub. note, 7.625%, 3/15/20	United States	14,000,000	14,157,500
CSC Holdings LLC,
[e] senior bond, 144A, 10.875%, 10/15/25	United States	8,600,000	10,344,252
[e] senior bond, 144A, 5.50%, 4/15/27	United States	8,000,000	8,250,000
senior note, 6.75%, 11/15/21	United States	5,000,000	5,512,500
senior note, 5.25%, 6/01/24	United States	28,000,000	28,245,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23.	United States	5,000,000	5,148,450
senior note, 5.875%, 7/15/22	United States	20,000,000	21,487,500
senior note, 5.875%, 11/15/24	United States	17,500,000	18,746,875

|6

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	$33,000,000	$26,853,750
senior secured note, first lien, 9.00%, 9/15/22	United States	15,000,000	12,131,250
[e] Nextstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24.	United States	12,800,000	13,120,000
[e,f] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	19,000,000	17,955,000
Tegna Inc., senior bond, 6.375%, 10/15/23	United States	10,000,000	10,687,500
[e] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25.	Germany	23,500,000	24,968,750
[e] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	5,018,750
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	15,840,000
[e] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	20,000,000	20,275,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	12,000,000	12,450,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,499,947
[e] WMG Acquisition Corp.,
secured note, 144A, 4.875%, 11/01/24	United States	13,300,000	13,532,750
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,712,500
			402,764,730
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
[e] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	19,000,000	18,430,000
[e] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	23,100,000	9,240,000
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	11,000,000	9,721,250
[e] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	28,400,000	25,524,500
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000	14,985,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	24,000,000	23,370,000
[e] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	7,300,000	7,665,000
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	21,000,000	19,215,000
[e] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	12,500,000	10,078,125
senior note, 144A, 7.50%, 7/15/21	United States	10,000,000	9,218,750
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	12,712,500
			160,160,125
Real Estate 0.9%
[e] Crescent Communities LLC/Crescent Ventures Inc., secured note, 144A, 8.875%,
10/15/21	United States	16,000,000	16,820,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	14,000,000	14,595,000
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26 .	United States	7,700,000	7,796,250
			39,211,250
Retailing 1.0%
Netflix Inc.,
[e] senior bond, 144A, 4.375%, 11/15/26	United States	15,700,000	15,582,250
senior note, 5.50%, 2/15/22	United States	14,200,000	15,229,500
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23.	United States	12,700,000	12,493,625
			43,305,375
Semiconductors & Semiconductor Equipment 0.4%
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	15,800,000	17,281,250

|7

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Software & Services 3.7%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	$45,000,000	$45,900,000
[e] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	31,200,000
secured note, first lien, 144A, 5.00%, 1/15/24	United States	10,000,000	10,249,800
senior note, 144A, 7.00%, 12/01/23.	United States	14,000,000	15,085,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	39,000,000	40,755,000
[e] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	12,600,000	12,946,941
			156,136,741
Technology Hardware & Equipment 3.7%
[e] Blackboard Inc., second lien, 144A, 9.75%, 10/15/21	United States	34,410,000	35,184,225
[l] CDW LLC/CDW Fianance Corp., senior note, 5.00%, 9/01/25	United States	9,600,000	9,786,048
[e] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	7,358,750
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	15,506,250
[e] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	10,965,000
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21.	United States	4,500,000	4,762,130
senior note, 144A, 7.125%, 6/15/24.	United States	4,900,000	5,416,798
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	5,964,872
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	7,000,000	7,571,998
[e] Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	11,000,000	11,225,610
Western Digital Corp., senior note, 10.50%, 4/01/24	United States	33,250,000	38,944,063
			152,685,744
Telecommunication Services 9.0%
[e] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	9,300,000	9,858,930
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	6,615,000
senior bond, 5.625%, 4/01/25	United States	12,900,000	12,593,625
senior note, 5.80%, 3/15/22	United States	27,000,000	27,978,750
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	15,000,000	13,331,250
[e] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	20,383,000
senior note, 144A, 6.75%, 3/01/23	Bermuda	8,100,000	7,455,605
[e] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	22,650,000	23,626,668
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	9,300,000
senior note, 7.50%, 4/01/21	Luxembourg	12,000,000	11,040,000
[e] senior secured note, first lien, 144A, 8.00%, 2/15/24	Luxembourg	8,400,000	9,156,000
[e] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	30,000,000	31,556,700
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	6,500,000	6,743,035
[e] senior note, 144A, 9.00%, 11/15/18.	United States	10,700,000	11,743,250
[e] senior note, 144A, 7.00%, 3/01/20	United States	9,800,000	10,731,000
Sprint Corp., senior note, 7.625%, 2/15/25	United States	20,000,000	22,350,000
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%, 3/20/23	United States	46,300,000	46,471,585
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000	24,135,552
senior note, 6.633%, 4/28/21	United States	9,000,000	9,384,300
senior note, 6.731%, 4/28/22	United States	9,000,000	9,382,500
senior note, 6.00%, 4/15/24	United States	8,500,000	9,095,000

|8

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[e] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	$17,000,000	$17,705,075
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	15,318,750
[e] Zayo Group LLC/Zayo Capital Inc., senior note, 144A, 5.75%, 1/15/27	United States	8,600,000	9,114,280
			375,069,855
Transportation 0.8%
[e] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	15,000,000	15,468,750
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	9,695,250
[e] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	6,800,000	7,165,500
			32,329,500
Utilities 4.4%
Calpine Corp.,
senior bond, 5.75%, 1/15/25.	United States	17,400,000	17,304,300
senior note, 5.375%, 1/15/23	United States	18,300,000	18,574,500
[e] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,300,000
Dynegy Inc.,
senior bond, 7.625%, 11/01/24	United States	3,000,000	2,865,000
[e] senior note, 144A, 8.00%, 1/15/25	United States	38,700,000	37,055,250
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	35,000,000	31,675,000
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	16,000,000	16,480,000
[e] senior bond, 144A, 5.00%, 9/15/26	United States	24,000,000	23,640,000
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	39,650,000	32,711,250
			185,605,300
Total Corporate Bonds (Cost $3,873,309,784)			3,867,236,902

		Shares

Escrows and Litigation Trusts 0.1%
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	25,000,000	—
[a,c] NewPage Corp., Litigation Trust	United States	30,000,000	—
[a] Penn Virginia Corp., Escrow Account	United States	25,000,000	500,000
[a,c] Vistra Energy Corp., Escrow Account	United States	50,000,000	580,000
[a] Vistra Energy Corp., Escrow Account, TRA	United States	856,300	1,241,634
Total Escrows and Litigation Trusts (Cost $4,425,428)			2,321,634
Total Investments before Short Term Investments
(Cost $4,138,769,604)			3,990,443,403

Short Term Investments (Cost $142,556,230) 3.4%
Money Market Funds 3.4%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.17%	United States	142,556,230	142,556,230
Total Investments (Cost $4,281,325,834) 98.8%			4,132,999,633
Other Assets, less Liabilities 1.2%			50,534,197
Net Assets 100.0%			$4,183,533,830

|9

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 4 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2017, the aggregate value of these securities was $9,952,103, representing 0.2% of net assets.
dSee Note 5 regarding holdings of 5% voting securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2017, the aggregate value of these securities was $2,137,550,689, representing 51.1% of net assets.
fAt February 28, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gIncome may be received in additional securities and/or cash.
hPerpetual security with no stated maturity date.
iDefaulted security or security for which income has been deemed uncollectible.
jA portion or all of the security purchased on a delayed delivery basis.
kThe coupon rate shown represents the rate at period end.
lSecurity purchased on a when-issued basis.
mSee Note 6 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

Franklin High Income Fund

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,292,559,159

Unrealized appreciation.	$183,666,231
Unrealized depreciation.	(343,225,757)
Net unrealized appreciation (depreciation)	$(159,559,526)

4. Restricted Securities

At February 28, 2017, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares
/Principal		Acquisition
Amount	Issuer	Date	Cost	Value
39,468	Alpha Natural Resources Holdings Inc	6/02/15	$7,576,582	$616,159
25,000,000	Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	6/02/15	—	—
39,468	ANR Inc., C1	6/02/15	7,576,582	616,159
1,889,580	[a] Halcon Resources Corp	6/29/12 - 11/24/15	48,519,782	14,869,621
	Total Restricted Securities (Value is 0.4% of Net Assets)		$63,672,946	$16,101,939

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $290,230 as of February 28, 2017.

|12

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended February 28, 2017, the Fund held investments in “affiliated companies” as follows:

	Number of
	Shares			Number of
	/Principal			Shares
	Amount			/Principal
	Held	Gross		Amount	Value at		Realized
	at Beginning	Addi-	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	tions[a]	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
Goodrich Petroleum Corp	—	1,069,250	(19,566)	1,049,684	$14,485,639	$—	$100,162
Goodrich Petroleum Corp., senior
secured note, second lien, PIK,
13.50%, 8/30/19	—	287,718	—	287,718	287,718	—	—
Goodrich Petroleum Corp., senior
secured note, second lien, PIK, cvt.,
13.50%, 8/30/19	—	8,250,000	—	8,250,000	9,198,750	287,718	—
Goodrich Petroleum Corp., wts.,
10/12/26	—	515,625	—	515,625	7,214,626	—	—
Titan Energy LLC	—	289,137	—	289,137	6,144,161	—	—
Total Non-Controlled Affiliates (Value is 0.9% of Net Assets)					$37,330,894	$287,718	$100,162

a Gross additions were the result of various corporate actions.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.17%	142,510,253	1,063,772,466	(1,063,726,489)	142,556,230	$142,556,230	$34,346	$-	0.9%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

|13

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7.	FAIR VALUE MEASUREMENTS (continued)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$71,722,464	$—	$23,316,565	[b]	$95,039,029
Transportation	—	2,156,572	—		2,156,572
All Other Equity Investments[c]	14,490,516	—[b]	—		14,490,516
Convertible Bonds	—	9,198,750	—		9,198,750
Corporate Bonds	—	3,867,233,997	2,905	[b]	3,867,236,902
Escrows and Litigation Trusts	—	1,741,634	580,000	[b]	2,321,634
Short Term Investments	142,556,230	—	—		142,556,230
Total Investments in Securities	$228,769,210	$3,880,330,953	$23,899,470		$4,132,999,633

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at February 28, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FRN	Floating Rate Note
PIK	Payment-In-Kind
TRA	Tax Receivable Agreement Right

|14

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|15

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2017